INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

13. INCOME TAXES

The Company has $Nil in non-capital losses in the US that may be applied against future taxable income.

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred income tax assets
Non-capital loss carry-forwards	$309,510	$216,826
Intangible Assets	38,740	-
Deferred income tax assets	$348,250	$216,826
Excess of carrying value over tax value of property, plant and equipment	$(348,250)	$(216,826)
Deferred income tax liability	$(348,250)	$(216,826)
Net deferred tax asset (liability)	$-	$-

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Excess of tax value over carrying value of mineral properties	$955	$1,135
Non-capital losses carried forward	1,725,619	1,411,411
Intangible assets	123,623	49,992
Derivative warrant liability	990	72,120
Lease liability	39,614	77,682
Unrecognized deductible temporary differences	$1,890,801	$1,612,340

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% (2021 and 2020 - 27.00%) to loss before income taxes as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Loss before income taxes	$(1,189,386)	$(2,758,567)	$(1,307,890)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	(321,134)	(744,813)	(353,130)
Items not deductible for income tax purposes	34,640	(107,916)	147,116
Under (over) provision of taxes in prior years	4,469	99,873	(84,532)
Change in timing differences	234,499	91,007	499,718
Impact of foreign exchange on tax assets and liabilities	44,097	4,444	(7,163)
Unused tax losses and tax offsets not recognized	147,036	813,044	33,082
Income tax expense	143,607	155,639	235,091
Texas margin tax and branch tax	22,424	17,000	13,901
Income tax expense	$166,031	$172,639	$248,992